Note D - Loans and Allowance for Loan Losses - Allowance for Loan Losses and the Recorded Investment of Loans Based On Impairment Method (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Individually evaluated for impairment	$ 2,981	$ 2,164
Collectively evaluated for impairment	4,718	4,484
Total ending allowance balance	7,699	6,648	$ 8,334	$ 6,155
Loans individually evaluated for impairment	22,709	17,228
Loans collectively evaluated for impairment	712,192	568,524
Total ending loans balance	734,901	585,752
Residential Portfolio Segment [Member]
Individually evaluated for impairment
Collectively evaluated for impairment	939	1,087
Total ending allowance balance	939	1,087	1,426	1,169
Loans individually evaluated for impairment	717	1,001
Loans collectively evaluated for impairment	285,305	222,874
Total ending loans balance	286,022	223,875
Commercial Real Estate Portfolio Segment [Member]
Individually evaluated for impairment	2,535	311
Collectively evaluated for impairment	1,780	1,648
Total ending allowance balance	4,315	1,959	4,195	2,914
Loans individually evaluated for impairment	13,111	7,318
Loans collectively evaluated for impairment	200,896	161,994
Total ending loans balance	214,007	169,312
Commercial and Industrial Portfolio Segment [Member]
Individually evaluated for impairment	241	1,850
Collectively evaluated for impairment	666	739
Total ending allowance balance	907	2,589	1,602	1,279
Loans individually evaluated for impairment	8,465	8,691
Loans collectively evaluated for impairment	92,124	73,245
Total ending loans balance	100,589	81,936
Consumer Portfolio Segment [Member]
Individually evaluated for impairment	205	3
Collectively evaluated for impairment	1,333	1,010
Total ending allowance balance	1,538	1,013	$ 1,111	$ 793
Loans individually evaluated for impairment	416	218
Loans collectively evaluated for impairment	133,867	110,411
Total ending loans balance	$ 134,283	$ 110,629